Transactions with related parties (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties (Details Text)
Remuneration of key management personnel	R$ 530,689
Remuneration of key management personnel - Defined contribution pension plans	R$ 534,780
Policy on Management compensation	50.00%
Individuals or corporations that own, their capital
Transactions with related parties (Details Text)
Financial institutions are not allowed to grant loans or advances	10.00%
Corporations in which the financial institution itself, any officers or administrators of the institution, as well as their spouses and respective family members up to the second degree, have equity
Transactions with related parties (Details Text)
Financial institutions are not allowed to grant loans or advances	10.00%
Common shares
Transactions with related parties (Details Text)
Direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers	2.60%	2.30%
Preferred shares
Transactions with related parties (Details Text)
Direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers	1.10%	1.10%
All Shares
Transactions with related parties (Details Text)
Direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers	1.90%	1.70%